Business Combinations - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Aug. 01, 2019 CAD ($)	Aug. 01, 2019 AUD ($)
Disclosure of detailed information about business combination [line items]
Reduction in non-controlling interest	$ 19.4
Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Revenue acquired		$ 39.6
Expected Increase In Revenue As Part Of Acquisition		$ 28.0
General and administrative expenses [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	$ 0.9
Telwater [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			80.00%	80.00%
Purchase consideration paid in cash			$ 113.2	$ 120.8